Taxation	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Taxes [Line Items]
Taxation

16 TAXATION

Taxation charge/(credit)	$ million
	2017	2016	2015
Current tax
Charge in respect of current period	7,204	3,936	6,886
Adjustments in respect of prior periods	(613)	(1,205)	172
Total	6,591	2,731	7,058
Deferred tax
Relating to the origination and reversal of temporary differences, tax losses and credits	(4,102)	(2,688)	(6,833)
Relating to changes in tax rates and legislation	2,004	(200)	(526)
Adjustments in respect of prior periods	202	986	148
Total	(1,896)	(1,902)	(7,211)
Total taxation charge/(credit)	4,695	829	(153)

Adjustments in respect of prior periods relate to events in the current period and reflect the effects of changes in rules, facts or other factors compared with those used in establishing the current tax position or deferred tax balance in prior periods.

In 2017, deferred tax relating to changes in tax rates and legislation was mainly in respect of the US Tax Cuts and Jobs Act (the Act).

Reconciliation of applicable tax charge/(credit) at statutory tax rates to taxation charge/(credit)			$ million
	2017	2016	2015
Income before taxation	18,130	5,606	2,047
Less: share of profit of joint ventures and associates	(4,225)	(3,545)	(3,527)
Income/(loss) before taxation and share of profit of joint ventures and associates	13,905	2,061	(1,480)
Applicable tax charge/(credit) at statutory tax rates	4,532	(344)	930
Adjustments in respect of prior periods	(411)	(219)	320
Tax effects of:
Expenses not deductible for tax purposes	2,423	2,066	1,452
Changes in tax rates and legislation (see above)	2,004	(200)	(526)
Income not subject to tax at statutory rates	(1,852)	(1,740)	(2,597)
(Recognition)/derecognition of deferred tax assets	(957)	1,575	108
Deductible items not expensed	(584)	(516)	(418)
Taxable income not recognised	251	509	384
Other	(711)	(302)	194
Taxation charge/(credit)	4,695	829	(153)

The weighted average of statutory tax rates was 33% in 2017 (2016: (17)%; 2015: (63)%). The rate in 2017 reflects a return to an overall tax charge on a pre-tax income. The negative rate in 2016 (tax credit on pre-tax income) was mainly due to losses incurred in jurisdictions with a higher weighted average statutory rate than jurisdictions in which profits were made. The negative rate in 2015 (tax charge on a pre-tax loss) was mainly due to impairment charges, and other charges related to ceasing activities in Alaska and the Carmon Creek project.

Taxes payable	$ million
	Dec 31, 2017	Dec 31, 2016
Income taxes	4,062	4,082
Sales taxes, excise duties and similar levies	3,188	2,603
Total	7,250	6,685

Included in other receivables at December 31, 2017 (see Note 11), was income tax receivable of $933 million (2016: $1,037 million).

Deferred tax	$ million
	Total		Decommissioning and other provisions	Losses carried forward	Property, plant and equipment	Retirement benefits	Other
At January 1, 2017
Deferred tax assets	14,425		2,944	12,179	(6,607)	3,817	2,092
Deferred tax liabilities	(15,274)		4,789	3,816	(23,846)	654	(687)
	(849)		7,733	15,995	(30,453)	4,471	1,405
Recognised in the year
Recognised in income	1,896		(1,853)	(3,221)	6,626	(622)	966
Other movements	(584)		33	(763)	964	(876)	58
Currency translation differences	321		269	553	(662)	153	8
	1,633		(1,551)	(3,431)	6,928	(1,345)	1,032
At December 31, 2017
Deferred tax assets	13,791		3,679	11,765	(7,698)	3,347	2,698
Deferred tax liabilities	(13,007)		2,503	799	(15,827)	(221)	(261)
	784		6,182	12,564	(23,525)	3,126	2,437
At January 1, 2016
Deferred tax assets	11,033		3,674	7,688	(6,651)	3,461	2,861
Deferred tax liabilities	(8,976)		5,307	3,806	(17,664)	309	(734)
	2,057		8,981	11,494	(24,315)	3,770	2,127
Recognised in the year
Additions on acquisition of BG	(5,163)	[A]	702	1,624	(7,310)	39	(218)
Recognised in income	1,902		(1,445)	3,566	144	33	(396)
Other movements	610		94	(229)	199	738	(192)
Currency translation differences	(255)		(599)	(460)	829	(109)	84
	(2,906)		(1,248)	4,501	(6,138)	701	(722)
At December 31, 2016
Deferred tax assets	14,425		2,944	12,179	(6,607)	3,817	2,092
Deferred tax liabilities	(15,274)		4,789	3,816	(23,846)	654	(687)
	(849)		7,733	15,995	(30,453)	4,471	1,405

[A] Comprising deferred tax assets and liabilities of $3,278 million and $8,441 million respectively.

The table above takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance is presented within deferred tax assets or deferred tax liabilities. Accordingly, certain deferred tax assets are presented within deferred tax liabilities, and certain deferred tax liabilities within deferred tax assets.

Other movements in deferred tax assets and liabilities principally relate to acquisitions, sales of non-current assets and businesses, and amounts recognised in other comprehensive income, which in 2017 include amounts in respect of the Act.

Before taking into consideration the offsetting described above, the amount of deferred tax assets dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where Shell has suffered a loss in the current or preceding year, was $12,452 million at December 31, 2017 (2016: $11,896 million). It is considered probable based on business forecasts that such profits will be available.

Unrecognised deductible temporary differences, unused tax losses and credits carried forward amounted to $34,773 million at December 31, 2017 (2016: $39,589 million) including amounts of $28,016 million (2016: $31,669 million) that are subject to time limits for utilisation of five years or later or are not time limited.

Retained earnings of subsidiaries, joint ventures and associates amounted to $223,746 million at December 31, 2017 (2016: $211,075 million). Provision has been made for withholding and other taxes that would become payable on the distribution of these earnings only to the extent that either Shell does not control the relevant entity or it is expected that these earnings will be remitted in the foreseeable future. For a significant majority of the retained earnings no provision has been made, because either distribution would not be subject to tax or is not expected in the foreseeable future.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Parent [Member]
Disclosure Of Deferred Taxes [Line Items]
Taxation

6 TAXATION

Taxation (credit)/charge	$ million
	2017	2016
Deferred tax
Relating to the origination and reversal of temporary differences	—	24
Adjustments in respect of prior periods	(23)	2
Taxation (credit)/charge	(23)	26

Reconciliation of applicable tax charge at statutory tax rate to taxation (credit)/charge	$ million
	2017	2016
Income before taxation	10,928	14,231
Applicable tax charge at the statutory tax rate of 25.0% (2016: 25.0%)	2,732	3,558
Adjustments in respect of prior periods	(23)	2
Tax effects of:
Income not subject to tax at statutory rates	(2,744)	(3,681)
Expenses not deductible for tax purposes	6	112
Other	6	35
Taxation (credit)/charge	(23)	26

Taxes payable are reported within accounts payable and accrued liabilities (see Note 5).

Deferred tax assets	$ million
	2017	2016
At January 1	352	438
Recognised in income	23	(26)
Other movements	223	(60)
At December 31	598	352

Deferred tax assets are recognised in respect of credits carried forward and for an amount of $476 million at December 31, 2017 (2016: $271 million) in respect of tax losses, which are available for relief against future taxable profits for up to nine years from the year in which the losses were incurred.